Related Party Balances and Transactions (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Statement [Line Items]
Exploration and evaluation costs	$ 15,355,000		$ 3,658,000
Fees, salaries and other employee benefits	3,694,000		4,319,000
Legal and professional fees	1,983,000		562,000
Marketing and investor relations	1,093,000		1,322,000
Office and administration	606,000		667,000
Quebec
Statement [Line Items]
Exploration and evaluation costs	11,319,000		2,256,000
Nunavut
Statement [Line Items]
Exploration and evaluation costs	3,563,000		937,000
British Columbia
Statement [Line Items]
Exploration and evaluation costs	473,000		465,000
Peru
Statement [Line Items]
Exploration and evaluation costs	0		2,892,000
Universal Mineral Services Ltd.
Statement [Line Items]
Fees, salaries and other employee benefits		$ 116,000	284,000
Legal and professional fees		34,000	12,000
Marketing and investor relations		15,000	141,000
Office and administration		219,000	460,000
Project investigation costs		0	170,000
Total transactions for the period		599,000	1,682,000
Universal Mineral Services Ltd. | Quebec
Statement [Line Items]
Exploration and evaluation costs	0	151,000	157,000
Universal Mineral Services Ltd. | Nunavut
Statement [Line Items]
Exploration and evaluation costs	0	44,000	200,000
Universal Mineral Services Ltd. | British Columbia
Statement [Line Items]
Exploration and evaluation costs	0	$ 20,000	106,000
Universal Mineral Services Ltd. | Peru
Statement [Line Items]
Exploration and evaluation costs	$ 0		$ 152,000